Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 – Income Taxes

The Components of the deferred tax assets and liabilities at December 31, 2024 and 2023 were approximately as follows:

	December 31, 2024	December 31, 2023
Deferred Tax Assets
Right-of-use asset	$9,000	$12,000
Amortization of debt discount	62,000	55,000
Other	22,000	31,000
Net operating loss carryforwards	11,727,000	11,422,000
Total deferred tax assets	11,820,000	11,520,000
Less: valuation allowance	(11,820,000)	(11,520,000)
Total deferred tax assets	$—	$—

Deferred Tax Liabilities
Right-of-use liability	$(9,000)	$(12,000)
Depreciation	(7,000)	(12,000)
Total deferred tax liabilities	$(16,000)	$(24,000)

Less: valuation allowance	(11,804,000)	(11,496,000)
Deferred tax assets - net	$—	$—

The components of the federal income tax benefit and related valuation allowance for the years ended December 31, 2024 and 2023 was approximately as follows (no state allocation was required):

	December 31, 2024	December 31, 2023
Current	$—	$—
Deferred	(308,000)	(344,000)
Total income tax provision (benefit)	(308,000)	(344,000)
Less: valuation allowance	308,000	344,000
Total	$—	$—

A reconciliation of the provision for income taxes for the years ended December 31, 2024 and 2023 as compared to statutory rates was approximately as follows:

	December 31, 2024	December 31, 2023
Federal income tax benefit - 21%	$(500,000)	$(344,000)
Expiration of net operating loss carryforwards	192,000	—
Subtotal	(308,000)	(344,000)
Change in valuation allowance	308,000	344,000
Income tax benefit	$—	$—

Federal and State net operating loss carry forwards at December 31, 2024 and 2023 were approximately as follows:

	December 31, 2024	December 31, 2023
Federal	$48,764,000	$47,311,000
State	28,954,000	28,954,000
Total	$77,718,000	$76,265,000

Deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities and for net operating loss (“NOL”) carryforwards and other tax attributes, measured using enacted federal and state income tax rates.

The Company evaluates the realizability of deferred tax assets by assessing whether it is more likely than not that some portion or all of the deferred tax assets will be realized. Given the Company’s history of cumulative losses, a full valuation allowance has been recorded against net deferred tax assets as of December 31, 2024. During the year ended December 31, 2024, the valuation allowance increased by approximately $308,000.

The Company has federal NOL carryforwards of approximately $5,944,000 as of December 31, 2024 that do not expire.

The Company also accumulated a federal NOL carryforward of approximately $42,820,000 through December 31, 2017 and this NOL carryforward begins to expire in 2025.

Additionally, at December 31, 2024, the Company had approximately $28,954,000 of New York NOL carryforwards which begins to expire in 2035.

All such NOLs have been fully reserved through the valuation allowance. The Company is currently analyzing its NOLs to determine whether ownership changes as defined under Section 382 of the Internal Revenue Code have occurred. Any such ownership changes could limit the utilization of NOL carryforwards. The amount of post-change taxable income that may be offset is limited annually by the “Section 382 Limitation,” generally calculated as the value of the Company immediately before the ownership change multiplied by a long-term interest rate established monthly by the Internal Revenue Service. The Company has not yet determined whether any such limitation applies. Aside from Section 382, there may be other restrictions or limitations of our NOL’s.

The Company files corporate income tax returns in the United States. Our U.S. tax matters for 2021 thru 2023 remain subject to IRS examination. Our U.S. tax matters for 2005-2015, 2017, and 2019-2020 also remain subject to IRS examination due to the remaining availability of net operating loss carryforwards generated in those years. Our U.S. tax matters for 2014 thru 2023 remain subject to examination by state and local tax jurisdictions.

As of December 31, 2024 and 2023, the Company had no uncertain tax positions that qualified for recognition or disclosure in the financial statements. The Company also recognizes interest and penalties related to uncertain tax positions in other expense in the Statement of Operations. No interest and penalties were recorded for the years ended December 31, 2024 and 2023.

Because of its cumulative NOL carryforward position, all prior tax years remain subject to examination by federal and state taxing authorities.